Parent company only condensed financial information	12 Months Ended
Mar. 31, 2026
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Parent Company Only Condensed Financial Information
Schedule I—Parent Company Only Condensed Financial Information
The following tables present the parent company only condensed financial information of Nomura Holdings, Inc.
Condensed Balance Sheets

	Millions of yen
	March 31
	2025	2026
ASSETS
Cash and cash equivalents	¥149,626	¥181,147
Loans receivable to subsidiaries	7,575,326	8,425,447
Receivables from other than customers	214,520	175,106
Dividends receivable from subsidiaries and affiliates	190,104	254,764
Securities purchased under agreements to resell	212,836	135,664
Trading assets	18,876	28,457
Private equity and debt investments	30,704	31,283
Investments in subsidiaries and affiliates	3,172,744	3,492,266
Investments in equity securities	97,954	122,744
Other assets	294,532	314,707

Total assets	¥11,957,222	¥13,161,585

LIABILITIES AND EQUITY
Liabilities
Short-term borrowings from subsidiaries	¥2,835,900	¥3,358,500
Payables to other than customers	2,441	2,122
Securities loaned	87,275	73,049
Other liabilities	431,978	374,949
Long-term borrowings	3,468,874	3,882,293
Long-term borrowings from subsidiaries	1,659,875	1,762,804

Total liabilities	8,486,343	9,453,717

Equity
Common stock	594,493	594,493
Additional paid-in capital	704,877	706,261
Retained earnings	1,867,379	2,013,986
Accumulated other comprehensive income (loss)	447,808	548,221
Total NHI shareholders’ equity before treasury stock	3,614,557	3,862,961
Common stock held in treasury, at cost	(143,678)	(155,093)
Total equity	3,470,879	3,707,868

Total liabilities and equity	¥11,957,222	¥13,161,585

This
 condensed financial information should be read together with the notes in this Schedule as well as th
e notes to the accompanying consolidated financial statements.

Condensed Statements of Income

	Millions of yen
	Year ended March 31
	2024	2025	2026
Revenue:
Net gain on trading	¥977	¥13,202	¥8,532
Gain on private equity and debt investments	1,033	2,458	770
Dividends from subsidiaries and affiliates	156,742	215,342	264,304
Interest income from loans to subsidiaries and affiliates	239,682	274,818	270,803
Interest and dividends	20,368	20,427	18,435
Gain on investments in equity securities	9,335	444	13,066
Property and equipment fee revenue from subsidiaries	110,856	110,475	123,896
Rent revenue from subsidiaries	27,823	27,627	26,728
Royalty on trademark from subsidiaries	45,920	53,505	60,952
Other	8,474	7,876	8,346

Total revenue	621,210	726,174	795,832
Interest expense	267,724	306,232	305,121

Net revenue	353,486	419,942	490,711

Non-interest expenses:
Compensation and benefits	51,444	54,743	59,755
Commissions and floor brokerage	690	790	537
Information processing and communications	110,320	111,961	124,343
Occupancy and related depreciation	27,389	27,056	27,415
Business development expenses	1,735	2,566	3,470
Other	26,246	32,084	50,256

Total non-interest expenses	217,824	229,200	265,776

Income before income taxes	135,662	190,742	224,935
Income tax expense	5,965	6,133	9,931

Net income before undistributed earnings of subsidiaries	129,697	184,609	215,004

Undistributed earnings of subsidiaries	36,166	156,127	147,125

Net income	165,863	340,736	362,129

Other comprehensive income (loss), net of tax:
Change in cumulative translation adjustments	201,304	(36,094)	142,524
Defined benefit pension plans	12,662	12,407	6,983
Non-trading debt securities	-	(1,147)	(2,215)
Own credit adjustments	(72,436)	12,658	(46,879)

Total Other comprehensive income (loss), net of tax	141,530	(12,176)	100,413

Comprehensive income attributable to NHI shareholders...	¥307,393	¥328,560	¥462,542

This
 condensed financial information should be read together with the notes in this Schedule as well as the notes to the accompanying consolidated financial statements.

Condensed Statements of Cash Flows

	Millions of yen
	Year ended March 31
	2024	2025	2026
Cash flows from operating activities
Net income	¥165,863	¥340,736	¥362,129
Total equity in undistributed earnings of subsidiaries	(36,166)	(156,127)	(147,125)
Adjustments and other	57,205	24,323	115,481

Net cash provided by operating activities	186,902	208,932	330,485

Cash flows from investing activities
Payments for purchases of office buildings, land, equipment and facilities	(32,525)	(29,375)	(59,045)
Payments for issuance of loans to subsidiaries	(1,368,396)	(2,756,195)	(1,793,469)
Proceeds from repayment of loans to subsidiaries	710,251	2,144,444	1,190,050
Increase in investments in subsidiaries	(32,394)	(10,342)	(109,174)
Decrease in investments in subsidiaries	64,389	11,203	31,247
Net change in other investing activities	23,773	4,510	5,477

Net cash used in investing activities	(634,902)	(635,755)	(734,914)

Cash flows from financing activities
Proceeds from issuances of long-term borrowings	308,506	350,753	965,501
Payments for repurchases or maturity of long-term borrowings	(577,336)	(1,153,652)	(784,416)
Proceeds from issuances of long-term borrowings from subsidiaries	371,450	775,053	272,036
Payments for repurchases or maturity of long-term borrowings from subsidiaries	(11,563)	-	(240,738)
Proceeds from issuances of short-term borrowings from subsidiaries	539,863	2,385,000	3,322,600
Payments for repurchases or maturity of short-term borrowings from subsidiaries	-	(1,820,902)	(2,800,000)
Payments for repurchases of common stock	(61,029)	(59,006)	(101,499)
Payments for cash dividends	(60,164)	(112,541)	(179,742)
Net change in other financing activities	(11,718)	(19,170)	(17,792)

Net cash provided by financing activities	498,009	345,535	435,950

Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents	50,009	(81,288)	31,521

Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	180,905	230,914	149,626

Cash, cash equivalents, restricted cash and restricted cash equivalents at end of year	¥230,914	¥149,626	¥181,147

This
 condensed financial information should be read together wi
th the n
otes in this Schedule as well as the notes to the acco
m
panying consolidated financial statements.

Notes to Condensed Financial information
Note A—Basis of Presentation
The presentation of parent company condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements. For purposes of this Schedule, the Company’s wholly-owned and majority owned subsidiaries are accounted for using the equity method of accounting. Material contingencies are not presented in this Schedule because there are none other than those disclosed in the notes to the accompanying consolidated financial statements as of the date hereof.
Certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this Schedule. The note disclosures in this Schedule contain supplementary information only and, as such, this Schedule should be read in conjunction with the notes to the accompanying consolidated financial statements.
Note B—Long-term borrowings
Long-term borrowings primarily consist of borrowings from subsidiaries, borrowings from bank and other financial institutions, and bonds issued. The following table presents the aggregate annual maturities of long-term borrowings as of March 31, 2026.

March 31, 2026
Year ending March 31	Millions of yen
2027	¥604,160
2028	723,219
2029	850,192
2030	821,267
2031	890,021
2032 and thereafter	1,756,238

Total	¥5,645,097

Note C—Guarantees
The parent company provided guarantees for borrowings, medium-term notes, repurchase transactions, and derivative transactions entered into by its subsidiaries. The following tables present the balances of guaranteed obligations as of March 31, 2025 and 2026.

	March 31, 2026
	Transactions (1)	Millions of yen
Nomura Global Finance Co., Ltd.	Borrowings/Medium term notes/Repurchase transactions	¥2,886,321
Nomura International Funding Pte. Ltd.	Borrowings/Medium term notes/Repurchase transactions	2,671,311	(2)
Nomura International plc	Borrowings/Medium term notes/Repurchase transactions	1,120,427
Nomura Europe Finance N.V	Borrowings/Medium term notes/Repurchase transactions	879,724	(3)
Nomura International plc	Derivative transactions	743,119	(3)
Nomura Corporate Funding Americans, LLC	Borrowings/Medium term notes/Repurchase transactions	567,421
Nomura Bank International plc	Borrowings/Medium term notes/Repurchase transactions	421,515
Nomura Global Financial Products Inc	Derivative transactions	362,242	(3)
Nomura America Finance, LLC .	Borrowings/Medium term notes/Repurchase transactions	342,059
Others		320,558

	March 31, 2025
	Transactions (1)	Millions of yen
Nomura Global Finance Co.,Ltd.	Borrowings/Medium term notes/Repurchase transactions	¥2,695,770
Nomura International Funding Pte. Ltd.	Borrowings/Medium term notes/Repurchase transactions	1,986,675	(2)
Nomura Europe Finance N.V	Borrowings/Medium term notes/Repurchase transactions	821,199	(3)
Nomura International plc	Borrowings/Medium term notes/Repurchase transactions	808,271
Nomura International plc	Derivative transactions	511,264	(3)
Nomura Global Financial Products Inc	Derivative transactions	498,813	(3)
Nomura Bank International plc	Borrowings/Medium term notes/Repurchase transactions	408,259
Nomura Corporate Funding Americans, LLC	Borrowings/Medium term notes/Repurchase transactions	212,617
Nomura America Finance, LLC .	Borrowings/Medium term notes/Repurchase transactions	179,734
Others		280,572	(3)

(1)	Items recognized as bearing substantially the same obligation of a guarantee of liabilities are included in this note.
(2)	Includes joint guarantees with Nomura International (Hong Kong) Limited.
(3)	Includes joint guarantees with Nomura Securities Co., Ltd.
Note D—Dividends from subsidiaries and investees
The following table presents the cash dividends paid to the parent company from the consolidated subsidiaries and investees accounted for by the equity method for the years ended March 31, 2024, 2025 and 2026. There were no dividends from unconsolidated subsidiaries for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Dividends from consolidated subsidiaries	¥96,695	¥159,452	¥181,149
Dividends from investees accounted for by the equity method	11,877	15,944	18,494

Total	¥108,572	¥175,396	¥199,644